RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - ROU ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 8,132	$ 16,424
Additions through business acquisitions	43,539	0
Write-downs, impairments, and accelerated depreciation	(4,696)	(15,862)
Depreciation of right-of-use assets (note 9)	(13,973)	(14,656)
Right-of-use assets	92,447	59,445	$ 73,539
Right-of-use assets	92,447	59,445	$ 73,539
Additions	8,132	16,424
Terminations of right-of-use assets	4,696	15,862
Depreciation of right-of-use assets (note 10)	$ 13,973	$ 14,656